Stock Compensation Expense (Details) - Schedule of Nonvested RSUs - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Stock Compensation Expense (Details) - Schedule of Nonvested RSUs [Line Items]
Number, Nonvested ,Beginning balance
Weighted Average Price, Beginning balance (in Dollars per share) | $ / shares
Number, Granted	1,124,674
Weighted Average Price, Granted (in Dollars per share) | $ / shares	$ 2.68
Number, Vested	(422,257)
Weighted Average Price, Vested (in Dollars per share) | $ / shares	$ 2.5
Number, Forfeited
Number, Nonvested, Ending balance	702,417
Weighted Average Price, Nonvested, Ending balance (in Dollars per share) | $ / shares	$ 2.79